Note 20 - Business Segments	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

The operating segments reported below are those for which segment-specific financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP. The Company’s management uses this financial information to make decisions on the allocation of resources and to evaluate business performance.

Network service and systems integration business segment comprises revenues from network services, systems integration and equipment sales.

ATM operation business segment comprises revenues from the ATM operation business.

Revenues:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Network service and systems integration business:
Customers	¥95,990,449	¥103,928,400	¥111,445,519	$1,082,205
Intersegment	506,030	558,753	455,975	4,428
Total	96,496,479	104,487,153	111,901,494	1,086,633
ATM operation business:
Customers	1,324,156	2,320,086	2,826,832	27,450
Intersegment	-	-	-	-
Total	1,324,156	2,320,086	2,826,832	27,450

Elimination	506,030	558,753	455,975	4,428
Consolidated total	¥97,314,605	¥106,248,486	¥114,272,351	$1,109,655

Segment Profit or Loss:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Operating income (loss):
Network service and systems integration business	¥6,631,476	¥7,629,435	¥5,274,753	$51,221
ATM operation business	(194,264)	239,035	578,794	5,620
Elimination	83,729	115,828	130,235	1,264
Consolidated total	¥6,353,483	¥7,752,642	¥5,723,312	$55,577

Segment Assets:

	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014
Segment assets:
Network service and systems integration business	¥79,958,814	¥100,860,325	$979,417
ATM operation business	2,152,452	3,006,250	29,192
Elimination
Consolidated total	¥82,111,266	¥103,866,575	$1,008,609

Other significant items:

	Thousands of Yen			Thousands of U.S. Dollars
	2012	2013	2014	2014
Depreciation and amortization:
Network service and systems integration business	¥7,006,576	¥7,178,397	¥8,405,080	$81,619
ATM operation business	137,055	329,411	417,901	4,058
Consolidated total	¥7,143,631	¥7,507,808	¥8,822,981	$85,677

For information regarding the goodwill and the other impairment losses on intangible assets, see Note 8, “Goodwill and Other intangible assets.”

Transfers between reportable businesses are made at market-based prices. Operating income (loss) is operating revenue less costs and operating expenses.

Substantially all revenues are from customers operating in Japan. Geographic information is not presented due to immateriality of revenue attributable to international operations.

Revenue from IBM Japan, Ltd., related to network service and system integration business segment represents ¥14,396,722 thousand, ¥13,456,203 thousand and ¥13,125,454 thousand ($127,456 thousand) for the years ended March 31, 2012, 2013 and 2014, respectively, of the Company’s consolidated revenue.